CONVERTIBLE NOTES, Information of Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes Payables [Abstract]
Convertible notes	$ 1,050,071	$ 2,626,768
2025 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	0	1,147,984
2026 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	$ 1,050,071	$ 1,478,784